Assets for Rights of Use and Lease Liabilities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Plant and Machinery | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	3 years
Plant and Machinery | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	20 years
Motor vehicles | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	3 years
Motor vehicles | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	5 years